Acquisitions (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Jun. 30, 2010
Acquisitions (Textual) [Abstract]
Purchase price of acquisition		$ 476,398
Acquisition price paid in cash		362,980
Maximum [Member]
Acquisitions (Textual) [Abstract]
Useful lives of amortizable intangible assets		15 years
Minimum [Member]
Acquisitions (Textual) [Abstract]
Useful lives of amortizable intangible assets		5 years
InfrastruX [Member]
Acquisitions (Textual) [Abstract]
Percentage of acquisition completed			100.00%
Purchase price of acquisition			476,398
Acquisition price paid in cash			362,980
Acquisition price paid in shares		7,923,308
Cash paid was comprised of in cash from operations			62,980
Cash paid was comprised of from a new term loan facility			300,000
Post acquisition purchase price adjustment	9,402
Property plant and equipment acquired at its estimated fair value		25,077
Useful life of the step up related to PP&E		7 years
Adjustment of deferred taxes and other tax liabilities		$ 80,445
InfrastruX [Member] | Utility T&D [Member]
Acquisitions (Textual) [Abstract]
Weighted average useful life of amortizable intangible assets		14 years 2 months 12 days
InfrastruX [Member] | Maximum [Member] | Utility T&D [Member]
Acquisitions (Textual) [Abstract]
Useful lives of amortizable intangible assets		15 years
InfrastruX [Member] | Minimum [Member] | Utility T&D [Member]
Acquisitions (Textual) [Abstract]
Useful lives of amortizable intangible assets		10 years